Leases (Details)		6 Months Ended	12 Months Ended
	Apr. 30, 2022 USD ($) m²	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2023 USD ($)	Jul. 22, 2022 m²	Apr. 22, 2022 m²	Feb. 28, 2022	Dec. 31, 2021 USD ($)	Nov. 02, 2021 m²	May 16, 2021 USD ($) m²
Leases (Details) [Line Items]
Lease term			10 years				10 years
Net rentable area (in Square Meters) | m²					10,000	4,811
Operating lease, fixed percent increase in rental payment			3.00%
Letter of credit outstanding			$ 100,000
Net area subleased (in Square Meters) | m²	4,811								4,811
Operating lease expense			5,625
Rental income		$ 2,250	14,500
Lease investment			97,054
Investment in leases			97,054	$ 114,865
Interest receivable			$ 31,227	$ 53,951
Minimum [Member]
Leases (Details) [Line Items]
Sublease term	6 years
Sublease monthly rental income	$ 2,250
Maximum [Member]
Leases (Details) [Line Items]
Sublease term	12 years
Sublease monthly rental income	$ 14,500
Main Office Lease [Member]
Leases (Details) [Line Items]
Lease term										10 years
Net rentable area (in Square Meters) | m²										10,250
Operating lease, fixed percent increase in rental payment										3.00%
Letter of credit outstanding										$ 380,000